Changes in Accounting Policies - Summary of Change in Presentation Currency Resulted in Impact on the Year Ended, Opening Consolidated Statement of Financial Position (Details)
$ in Millions, $ in Millions
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jan. 01, 2023 USD ($)		Jan. 01, 2023 CAD ($)
Statement Of Financial Position Line Items
Total assets	$ 2,791	$ 2,958		$ 3,144	[1]
Total liabilities	1,742	1,904		2,004	[1]
Total shareholders' equity	$ 1,049	1,054		1,140	[1]
Previously Reported [Member]
Statement Of Financial Position Line Items
Total assets			$ 3,912			$ 4,258
Total liabilities			2,518			2,715
Total shareholders' equity			$ 1,394			$ 1,543
Presentation Currency Change [Member]
Statement Of Financial Position Line Items
Total assets		(954)		(1,114)
Total liabilities		(614)		(711)
Total shareholders' equity		$ (340)		$ (403)

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.